Stock Option and Purchase Plans (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Summary of stock option activity under our stock incentive plan
Shares, Beginning Balance	297,400	297,650	227,240
Shares, Granted	40,000	40,000	80,000
Shares, Exercised	(2,600)	(2,600)	(2,400)
Shares, Expired	(2,000)	(37,650)	(2,790)
Shares, Terminated			(4,400)
Shares, Ending Balance	332,800	297,400	297,650
Weighted Average Exercise Price, Beginning Balance	$ 28.32	$ 33.01	$ 38.07
Weighted Average Exercise Price. Granted	$ 26.53	$ 22.47	$ 17.73
Weighted Average Exercise Price, Exercised	$ 10.92	$ 10.92	$ 10.92
Weighted Average Exercise Price, Expired	$ 37.58	$ 60.36	$ 61.22
Weighted Average Exercise Price, Terminated			$ 10.92
Weighted Average Exercise Price, Ending Balance	$ 28.19	$ 28.32	$ 33.01
Weighted Average Remaining Contractual Term, Balance at July 1, 2012	5 years 4 months 24 days
Aggregate Intrinsic Value, Balance at July 1, 2012	$ 1,038
Exercisable Shares	192,700	155,800	149,350
Weighted Average Exercise Price, Exercisable	$ 33.69	$ 38.37	$ 50.92
Weighted Average Remaining Contractual Term, Exercisable	4 years 6 months	4 years 9 months 18 days	3 years 4 months 24 days
Aggregate Intrinsic Value, Exercisable	$ 702	$ 479	$ 212
Shares Available for grant	170,743